UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22777

Investment Company Act File Number

Eaton Vance Municipal Income 2028 Term Trust

(formerly, Eaton Vance Municipal Income Term Trust)

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

April 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income 2028 Term Trust

April 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 160.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.5%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$3,110	$3,200,097

		$3,200,097

Education — 10.3%
Central Washington University, 3.25%, 5/1/29	$2,910	$2,837,570
Portland Community College District, OR, 3.25%, 6/15/32(1)(2)	10,250	10,175,451
Rutgers State University, NJ, 4.00%, 5/1/30(1)	8,425	8,971,024

		$21,984,045

Electric Utilities — 7.4%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,480	$1,595,351
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 4.00%, 5/15/33	2,500	2,552,300
Salt River Agricultural Improvement and Power District, AZ, 5.00%, 12/1/30(1)	10,000	11,467,200

		$15,614,851

General Obligations — 38.5%
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/29	$2,400	$1,509,432
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/28	1,000	621,590
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/29	2,395	1,408,835
Clovis Unified School District, CA, (Election of 2012), 0.00%, 8/1/30	2,575	1,411,023
Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/30	800	414,632
Fresno Unified School District, CA, (Election of 2010), 0.00%, 8/1/31	955	468,236
Hawaii, 5.00%, 11/1/28(1)(2)	8,000	9,265,600
Illinois, 5.00%, 5/1/33	3,200	3,360,864
Kane, Cook and DuPage Counties, IL, School District No. 46, 5.00%, 1/1/28	1,000	1,145,890
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	5,000	2,696,000
New York, NY, 5.00%, 3/1/30	1,000	1,154,190
Pennsylvania, 4.00%, 4/1/29(1)(2)	10,000	10,627,500
San Bernardino Community College District, CA, 4.00%, 8/1/30(1)(2)	10,000	10,479,600
Springfield School District No. 19, Lane County, OR, 0.00%, 6/15/32	4,395	2,230,594
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/29(1)(2)	4,200	4,449,018
Tempe Union High School District No. 213, AZ, 4.00%, 7/1/30(1)(2)	4,350	4,556,799
Texas, (Texas Transportation Commission), 4.00%, 10/1/31(1)(2)	10,000	10,720,600
University City, MO, School District, 0.00%, 2/15/32	3,000	1,657,410
University City, MO, School District, 0.00%, 2/15/33	3,000	1,585,410
Washington, 4.00%, 7/1/29(1)	10,000	10,726,900
Wylie Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/32	2,500	1,319,375

		$81,809,498

Hospital — 14.1%
California Health Facilities Financing Authority, (Providence Health & Services), 4.00%, 10/1/28(1)(2)	$10,000	$10,637,600
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital), 5.00%, 7/1/28	2,500	2,667,250
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 4.00%, 7/1/29	200	204,934

Security	Principal Amount (000’s omitted)	Value
Grand Traverse County, MI, Hospital Finance Authority, (Munson Healthcare), 4.00%, 7/1/30	$265	$271,021
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 5.375%, 10/1/28	1,000	1,001,240
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(3)	450	482,013
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(3)	1,000	1,065,190
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	715	719,319
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/29	985	1,065,750
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Health Care System), 4.00%, 11/15/32(1)	10,000	10,144,300
Yavapai County, AZ, Industrial Development Authority, (Yavapai Regional Medical Center), 5.00%, 8/1/28	1,500	1,650,855

		$29,909,472

Housing — 8.1%
Pennsylvania Housing Finance Agency, SFMR, (AMT), 3.90%, 10/1/28(1)	$5,500	$5,623,585
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.20%, 10/1/33(1)	1,500	1,565,355
Virginia Housing Development Authority, 3.625%, 1/1/31(1)(2)	10,000	10,041,800

		$17,230,740

Industrial Development Revenue — 7.1%
Illinois Finance Authority, (Peoples Gas Light and Coke Co.), 4.00%, 2/1/33	$1,500	$1,525,455
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	5,000	5,122,750
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(4)	2,500	2,571,100
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,155	1,180,629
Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	3,000	3,066,570
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	500	572,995
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	855	963,987

		$15,003,486

Insured-Electric Utilities — 3.3%
Puerto Rico Electric Power Authority, (AGM), 0.704%, 7/1/29(5)	$2,000	$1,494,540
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	500	506,710
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	5,000	5,049,200

		$7,050,450

Insured-General Obligations — 2.8%
Detroit, MI, School District, (AGM), 5.25%, 5/1/27	$1,650	$1,925,187
Irvington Township, NJ, (AGM), 5.00%, 7/15/30	1,875	2,150,306
McHenry County, IL, Community Unit School District No. 12, (AGM), 4.25%, 1/1/29	1,230	1,251,808
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	500	520,165

		$5,847,466

Insured-Industrial Development Revenue — 2.0%
Massachusetts Port Authority, (Delta Airlines, Inc.), (AMBAC), (AMT), 5.00%, 1/1/27	$4,200	$4,210,248

		$4,210,248

Insured-Special Tax Revenue — 1.5%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,475	$1,382,901
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,115	263,586
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	1,480	1,468,663

		$3,115,150

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 3.9%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/31(6)	$5,805	$2,200,501
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	795	586,026
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	1,340	1,496,030
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/29	1,625	1,830,449
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	1,000	1,069,290
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/20	1,625	1,195,188

		$8,377,484

Insured-Water and Sewer — 2.2%
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$875	$495,355
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	1,225	600,299
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	1,045	473,636
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/33	5,870	2,159,221
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	1,000	1,010,870

		$4,739,381

Lease Revenue/Certificates of Participation — 0.5%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/31	$1,000	$1,032,300

		$1,032,300

Other Revenue — 8.0%
New York Liberty Development Corp., (3 World Trade Center), 5.15%, 11/15/34(4)	$3,250	$3,550,723
Oregon Department of Administrative Services, Lottery Revenue, 4.00%, 4/1/29(1)	10,000	10,707,300
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/32	2,460	2,798,619

		$17,056,642

Senior Living/Life Care — 5.7%
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	$140	$158,206
Lancaster Industrial Development Authority, PA, (Garden Spot Village), 5.375%, 5/1/28	600	648,840
Lorain County Port Authority, OH, (Kendal at Oberlin), 5.00%, 11/15/30	1,250	1,360,900
Massachusetts Development Finance Agency, (North Hill Communities), 4.00%, 11/15/17(4)	394	394,615
Massachusetts Development Finance Agency, (North Hill Communities), 4.50%, 11/15/18(4)	648	648,531
Multnomah County, OR, Hospital Facilities Authority, (Mirabella at South Waterfront), 5.125%, 10/1/34	1,500	1,642,155
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/27	765	770,554
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.00%, 7/1/28	910	906,269
Palm Beach County, FL, Health Facilities Authority, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	1,060	1,208,336
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/25(4)	1,200	1,280,796
Savannah, GA, Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	500	560,170
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/29	1,000	1,088,870
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/28	1,200	1,337,712

		$12,005,954

Special Tax Revenue — 17.8%
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/30	$4,250	$2,531,725
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/30(1)	10,000	10,846,200
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/30(1)	12,000	13,903,080
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/30(1)	2,000	2,154,100
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/31(1)	5,680	6,071,579

Security	Principal Amount (000’s omitted)	Value
Scottsdale Municipal Property Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/32(1)	$2,120	$2,249,129

		$37,755,813

Student Loan — 2.5%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/27	$3,000	$3,327,330
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	2,000	2,022,800

		$5,350,130

Transportation — 15.7%
Foothill/Eastern Transportation Corridor Agency, CA, 5.90%, (0.00% until 1/15/24), 1/15/27	$2,000	$1,482,860
Grand Parkway Transportation Corp., TX, 4.95%, (0.00% until 10/1/23), 10/1/29	800	622,768
Grand Parkway Transportation Corp., TX, 5.05%, (0.00% until 10/1/23), 10/1/30	1,500	1,162,350
Grand Parkway Transportation Corp., TX, 5.20%, (0.00% until 10/1/23), 10/1/31	2,000	1,544,000
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	1,470	1,564,639
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	1,240	609,162
New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/29	10,000	5,022,200
Port Authority of New York and New Jersey, (AMT), 4.00%, 7/15/36(1)(2)	10,000	10,152,181
Route 460 Funding Corp., VA, 0.00%, 7/1/29	2,880	1,500,451
Route 460 Funding Corp., VA, 0.00%, 7/1/30	2,670	1,330,461
Route 460 Funding Corp., VA, 0.00%, 7/1/31	3,000	1,421,040
South Jersey Transportation Authority, NJ, 5.00%, 11/1/30	1,000	1,089,970
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/29	3,665	2,247,598
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/31	6,600	3,666,234

		$33,415,914

Water and Sewer — 7.8%
Chicago, IL, Water Revenue, 5.00%, 11/1/29	$2,000	$2,259,740
Detroit, MI, Water Supply System, 5.25%, 7/1/27	1,000	1,095,150
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/30	5,000	5,468,750
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)(2)	7,500	7,819,575

		$16,643,215

Total Tax-Exempt Municipal Securities — 160.7% (identified cost $330,948,479)		$341,352,336

Institutional MuniFund Term Preferred Shares — 0.9%

Security	Shares	Value
Nuveen Texas Quality Income Municipal Fund (AMT), 1.01%, 11/1/18(4)(7)	400	$2,006,760

Total Institutional MuniFund Term Preferred Shares — 0.9% (identified cost $2,000,000)		$2,006,760

Total Investments — 161.6% (identified cost $332,948,479)		$343,359,096

Other Assets, Less Liabilities — (61.6)%		$(130,894,745)

Net Assets — 100.0%		$212,464,351

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SFMR	-	Single Family Mortgage Revenue

At April 30, 2015, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	14.6%
Texas	11.6%
Arizona	10.8%
Others, representing less than 10% individually	63.0%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2015, 9.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 4.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $29,580,724.

(3)	When-issued security.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $10,452,525 or 4.9% of the Trust’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2015.

(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(7)	Variable rate security. The stated dividend rate represents the rate in effect at April 30, 2015. Maturity date represents the mandatory redemption date. Each share represents $5,000 par value.

The Trust did not have any open financial instruments at April 30, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Trust at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$200,894,096

Gross unrealized appreciation	$11,522,052
Gross unrealized depreciation	(992,052)

Net unrealized appreciation	$10,530,000

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2015, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$341,352,336	$—	$341,352,336
Institutional MuniFund Term Preferred Shares	—	2,006,760	—	2,006,760
Total Investments	$—	$343,359,096	$—	$343,359,096

The Trust held no investments or other financial instruments as of January 31, 2015 whose fair value was determined using Level 3 inputs. At April 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Investments in Institutional MuniFund Term Preferred Shares are valued in the same manner as debt obligations. For additional information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective January 5, 2015, the name of Eaton Vance Municipal Income 2028 Term Trust was changed from Eaton Vance Municipal Income Term Trust.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income 2028 Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 22, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 22, 2015